CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Stock	Additional Paid-in Capital	Accumulated Deficit
Balances at Feb. 03, 2009	$ (11,081)	$ 224	$ 156,518	$ (167,823)
Balances (in shares) at Feb. 03, 2009		22,399,952
Increase (Decrease) in Stockholders' Equity
Stock-based compensation	84		84
Net income (loss)	(4,673)			(4,673)
Contributed capital	154		154
Balances at Feb. 02, 2010	(15,516)	224	156,756	(172,496)
Balances (in shares) at Feb. 02, 2010		22,399,952
Increase (Decrease) in Stockholders' Equity
Stock-based compensation	(515)		(515)
Net income (loss)	349			349
Balances at Feb. 01, 2011	(15,682)	224	156,241	(172,147)
Balances (in shares) at Feb. 01, 2011	22,399,952	22,399,952
Increase (Decrease) in Stockholders' Equity
Issuance of common stock, net of costs	110,446	64	110,382
Issuance of common stock, net of costs (in shares)		6,388,888
Issuance of common stock upon conversion of PIK notes	52,708	28	52,680
Issuance of common stock upon conversion of PIK notes (in shares)		2,774,035
Issuance of common stock upon conversion of Convertible Notes	41,913	22	41,891
Issuance of common stock upon conversion of Convertible Notes (in shares)		2,205,953
Stock-based compensation	523		523
Net income (loss)	34,351			34,351
Balances at Jan. 31, 2012	224,259	338	361,717	(137,796)
Balances (in shares) at Jan. 31, 2012	33,768,828	33,768,828
Increase (Decrease) in Stockholders' Equity
Stock-based compensation	1,002		1,002
Net income (loss)	19,821			19,821
Balances at Jul. 31, 2012	$ 245,082	$ 338	$ 362,719	$ (117,975)
Balances (in shares) at Jul. 31, 2012	33,768,828	33,768,828